Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
15.	CASH AND CASH EQUIVALENTS
Detail of cash and equivalents at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Cash	2,678	1,718
Banks and other credit institutions	2,926,469	20,914,555
Banks and other credit institutions, foreign currency	110,876,659	1,342,004
Other cash equivalents	59,493	79,744

Total	113,865,299	22,338,021

The current accounts earn interest at applicable market rates and this interest is not significant.
Details of banks and other credit institutions, foreign currency are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

USD	108,294,585	43,874
GBP	1,500,124	775,086
NOK	406,168	407,091
SEK	360,299	89,157
DKK	245,849	5,586
CNY	69,634	21,210

Total	110,876,659	1,342,004

Significant
non-cash
transactions from investing and financing activities are as follows:

(In Euros)	31 Dec 2021

Conversion of convertible bonds and convertible note (Note 13)	(87,105,347)
Contribution in kind of Kensington shares (Note 16)	9,058,150

Total	(78,047,197)